Chapter 11 Proceedings - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reorganizations [Abstract]
Advisory and professional fees	$ (66)
New investor commitment fees	(53)
Unamortized debt issuance costs	(66)
Gain or loss on pre-petition allowable claims	(3)
Loss on Newbuilding global settlement agreement	(1,064)
Interest income on surplus cash invested	4
Reversal of issuing entities credit risk on derivatives	(89)
Reorganization items, net	$ (1,337)	$ 0	$ 0